Promissory note to related parties (Details Narrative) - Promissory Note Purchase Agreement [Member] - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 24, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			$ 1,000,000
Purchase price			$ 1,000,000
Annual interest rate			6.00%
Accrued interest	$ 18,000	$ 115
Bin Fu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	200,000		$ 200,000
Xuejun Ji [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	400,000		400,000
Peng Wang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 400,000		$ 400,000